Investment Objectives and Goals	Sep. 21, 2026
Dividend Growth Portfolio | Dividend Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dividend Growth Portfolio
International Small-Cap Portfolio | International Small-Cap Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Small-Cap Portfolio